Other disclosures - Disclosure of foreclosed real estate assets (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Distribution of portfolio
Foreclosed assets	€ 2,680	€ 2,971
Impairment losses since time of foreclosure	2,375	2,526
Construction and property development loans
Distribution of portfolio
Foreclosed assets	2,300	2,490
Impairment losses since time of foreclosure	2,162	2,275
Construction and property development loans | Completed Buildings
Distribution of portfolio
Foreclosed assets	580	743
Impairment losses since time of foreclosure	522	583
Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	136	184
Impairment losses since time of foreclosure	102	127
Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	444	559
Impairment losses since time of foreclosure	420	456
Construction and property development loans | Buildings under construction
Distribution of portfolio
Foreclosed assets	44	48
Impairment losses since time of foreclosure	36	32
Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	3	18
Impairment losses since time of foreclosure	5	4
Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	41	30
Impairment losses since time of foreclosure	31	28
Construction and property development loans | Land
Distribution of portfolio
Foreclosed assets	1,676	1,699
Impairment losses since time of foreclosure	1,604	1,660
Construction and property development loans | Developed Land
Distribution of portfolio
Foreclosed assets	581	597
Impairment losses since time of foreclosure	403	415
Construction and property development loans | Other land
Distribution of portfolio
Foreclosed assets	1,095	1,102
Impairment losses since time of foreclosure	1,201	1,245
Home purchase loans
Distribution of portfolio
Foreclosed assets	304	385
Impairment losses since time of foreclosure	157	190
Other foreclosed property assets
Distribution of portfolio
Foreclosed assets	76	96
Impairment losses since time of foreclosure	56	61
Gross carrying amount
Distribution of portfolio
Foreclosed assets	5,922	6,422
Gross carrying amount | Construction and property development loans
Distribution of portfolio
Foreclosed assets	5,241	5,587
Gross carrying amount | Construction and property development loans | Completed Buildings
Distribution of portfolio
Foreclosed assets	1,210	1,456
Gross carrying amount | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	262	341
Gross carrying amount | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	948	1,115
Gross carrying amount | Construction and property development loans | Buildings under construction
Distribution of portfolio
Foreclosed assets	92	92
Gross carrying amount | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	11	25
Gross carrying amount | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	81	67
Gross carrying amount | Construction and property development loans | Land
Distribution of portfolio
Foreclosed assets	3,939	4,039
Gross carrying amount | Construction and property development loans | Developed Land
Distribution of portfolio
Foreclosed assets	1,245	1,286
Gross carrying amount | Construction and property development loans | Other land
Distribution of portfolio
Foreclosed assets	2,694	2,753
Gross carrying amount | Home purchase loans
Distribution of portfolio
Foreclosed assets	533	659
Gross carrying amount | Other foreclosed property assets
Distribution of portfolio
Foreclosed assets	148	176
Accumulated impairment
Distribution of portfolio
Foreclosed assets	(3,242)	(3,451)
Accumulated impairment | Construction and property development loans
Distribution of portfolio
Foreclosed assets	(2,941)	(3,097)
Accumulated impairment | Construction and property development loans | Completed Buildings
Distribution of portfolio
Foreclosed assets	(630)	(713)
Accumulated impairment | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	(126)	(157)
Accumulated impairment | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	(504)	(556)
Accumulated impairment | Construction and property development loans | Buildings under construction
Distribution of portfolio
Foreclosed assets	(48)	(44)
Accumulated impairment | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	(8)	(7)
Accumulated impairment | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	(40)	(37)
Accumulated impairment | Construction and property development loans | Land
Distribution of portfolio
Foreclosed assets	(2,263)	(2,340)
Accumulated impairment | Construction and property development loans | Developed Land
Distribution of portfolio
Foreclosed assets	(664)	(689)
Accumulated impairment | Construction and property development loans | Other land
Distribution of portfolio
Foreclosed assets	(1,599)	(1,651)
Accumulated impairment | Home purchase loans
Distribution of portfolio
Foreclosed assets	(229)	(274)
Accumulated impairment | Other foreclosed property assets
Distribution of portfolio
Foreclosed assets	€ (72)	€ (80)